Retirement Benefits - Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Benefits
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	$ (464)	$ (219)
Amortization of net (loss) gain	213	139
Settlements, mergers, sales, and closures	0	0
Prior service cost (credit)	0	34
Amortization of prior service (cost) credit	(35)	(33)
Total change in other comprehensive income for year	(286)	(79)
Other Benefits | Puget Sound Energy
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	(464)	(219)
Amortization of net (loss) gain	217	139
Settlements, mergers, sales, and closures	0	0
Prior service cost (credit)	0	34
Amortization of prior service (cost) credit	(35)	(33)
Total change in other comprehensive income for year	(282)	(79)
Qualified Plan | Pension Benefits
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	(46,365)	(44,439)
Amortization of net (loss) gain	4,646	2,684
Settlements, mergers, sales, and closures	0	0
Prior service cost (credit)	0	0
Amortization of prior service (cost) credit	0	0
Total change in other comprehensive income for year	(41,719)	(41,755)
Qualified Plan | Pension Benefits | Puget Sound Energy
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	(46,364)	(44,438)
Amortization of net (loss) gain	0	0
Settlements, mergers, sales, and closures	0	0
Prior service cost (credit)	0	0
Amortization of prior service (cost) credit	0	0
Total change in other comprehensive income for year	(46,364)	(44,438)
Nonqualified Plan | Pension Benefits
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	207	(1,751)
Amortization of net (loss) gain	199	42
Settlements, mergers, sales, and closures	252	0
Prior service cost (credit)	0	0
Amortization of prior service (cost) credit	0	0
Total change in other comprehensive income for year	658	(1,709)
Nonqualified Plan | Pension Benefits | Puget Sound Energy
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	207	(1,751)
Amortization of net (loss) gain	179	22
Settlements, mergers, sales, and closures	235	0
Prior service cost (credit)	0	0
Amortization of prior service (cost) credit	0	0
Total change in other comprehensive income for year	$ 621	$ (1,729)